No. 2-27514
No. 811-01533
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 91
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 67
SELECTED INTERNATIONAL FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 806-7600
Agents For Service:	Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601

It is proposed that this filing will become effective:
[X]	Immediately upon filing pursuant to paragraph (b)
On , pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485
This post-effective Amendment designates a new effective date for a previously filed post-effective
Title of Securities being Registered Common Stock of:
SELECTED INTERNATIONAL FUND Class S and D shares
EXPLANATORY NOTE
This Post-Effective Amendment No. 67 to the Registration Statement meets the requirement to file XBRL statements on EDGAR.

SELECTED INTERNATIONAL FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrants have caused these Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 19th day of May 2020.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
SELECTED INTERNATIONAL FUND, INC.
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date

/s/ Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 19, 2020
/s/ Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 19, 2020

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
* Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q).
SELECTED INTERNATIONAL FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, these Registration Statements have been signed on May 19, 2020 by the following persons in the capacities indicated.
Signature	Title
/s/ Francisco L. Borges * Francisco L. Borges	Director	May 19, 2020
/s/ Andrew A. Davis* Andrew A. Davis	Director	May 19, 2020
/s/ Christopher .C. Davis* Christopher C. Davis	Director	May 19, 2020
/s/ Lawrence Harris* Lawrence Harris	Director	May 19, 2020
/s/ Steven Kearsley* Steven Kearsley	Director	May 19, 2020
/s/ Katherine L. MacWilliams* Katherine L. MacWilliams	Director	May 19, 2020
/s/ James J. McMonagle* James J. McMonagle	Director	May 19, 2020
/s/ Richard C. O’Brien* Richard C. O’Brien	Director	May 19, 2020
* Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q).
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase